United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-7115
(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-11-30

Date of Reporting Period: Six months ended 2026-05-31

Item 1.	Reports to Stockholders

Federated Hermes Total Return Bond Fund

Class A Shares | TLRAX

Semi-Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$46	0.93%

Key Fund Statistics

  Net Assets$15,174,481,775
  Number of Investments976
  Portfolio Turnover13%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.1%
Emerging Markets Core Fund	2.6%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	9.4%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	19.8%
Corporate Bonds	26.6%
U.S. Treasuries	29.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q820

28555-A (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Class C Shares | TLRCX

Semi-Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$71	1.43%

Key Fund Statistics

  Net Assets$15,174,481,775
  Number of Investments976
  Portfolio Turnover13%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.1%
Emerging Markets Core Fund	2.6%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	9.4%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	19.8%
Corporate Bonds	26.6%
U.S. Treasuries	29.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q796

28555-B (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Institutional Shares | FTRBX

Semi-Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$19	0.38%

Key Fund Statistics

  Net Assets$15,174,481,775
  Number of Investments976
  Portfolio Turnover13%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.1%
Emerging Markets Core Fund	2.6%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	9.4%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	19.8%
Corporate Bonds	26.6%
U.S. Treasuries	29.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q101

28555-D (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Class R Shares | FTRKX

Semi-Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$56	1.12%

Key Fund Statistics

  Net Assets$15,174,481,775
  Number of Investments976
  Portfolio Turnover13%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.1%
Emerging Markets Core Fund	2.6%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	9.4%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	19.8%
Corporate Bonds	26.6%
U.S. Treasuries	29.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q770

28555-C (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Class R6 Shares | FTRLX

Semi-Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$18	0.37%

Key Fund Statistics

  Net Assets$15,174,481,775
  Number of Investments976
  Portfolio Turnover13%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.1%
Emerging Markets Core Fund	2.6%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	9.4%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	19.8%
Corporate Bonds	26.6%
U.S. Treasuries	29.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q739

28555-F (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Total Return Bond Fund

Service Shares | FTRFX

Semi-Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Total Return Series, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$34	0.68%

Key Fund Statistics

  Net Assets$15,174,481,775
  Number of Investments976
  Portfolio Turnover13%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	0.6%
Foreign Governments/Agencies	0.6%
Cash Equivalents	2.1%
Emerging Markets Core Fund	2.6%
High Yield Bond Core Fund	2.8%
Project and Trade Finance Core Fund	9.4%
Collaterized Mortgage Obligations	9.4%
Mortgage-Backed Securities	19.8%
Corporate Bonds	26.6%
U.S. Treasuries	29.0%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Total Return Bond Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q507

28555-E (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
May 31, 2026

Share Class | Ticker	A | TLRAX	C | TLRCX	R | FTRKX	Institutional | FTRBX
	Service | FTRFX	R6 | FTRLX

Federated Hermes Total Return Bond Fund

A Portfolio of Federated Hermes Total Return Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2026 (unaudited)
Principal Amount, Shares or Contracts			Value
		U.S. TREASURIES—29.0%
		U.S. Treasury Bonds—6.5%
$ 4,845,000		United States Treasury Bond, 2.250%, 8/15/2049	$ 2,987,696
13,420,000		United States Treasury Bond, 2.375%, 11/15/2049	8,471,159
215,000		United States Treasury Bond, 2.500%, 2/15/2045	149,616
250,000		United States Treasury Bond, 2.500%, 2/15/2046	170,938
350,000		United States Treasury Bond, 2.500%, 5/15/2046	238,645
9,000,000		United States Treasury Bond, 2.750%, 11/15/2047	6,300,023
9,000,000		United States Treasury Bond, 2.875%, 5/15/2043	6,863,894
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	1,753,671
10,400,000		United States Treasury Bond, 2.875%, 5/15/2049	7,328,910
2,000,000		United States Treasury Bond, 3.000%, 5/15/2042	1,583,340
800,000		United States Treasury Bond, 3.000%, 11/15/2045	600,045
2,000,000		United States Treasury Bond, 3.000%, 2/15/2047	1,478,797
850,000		United States Treasury Bond, 3.000%, 8/15/2048	618,234
950,000		United States Treasury Bond, 3.125%, 8/15/2044	739,227
3,215,000		United States Treasury Bond, 3.125%, 5/15/2048	2,398,147
2,885,000		United States Treasury Bond, 3.750%, 8/15/2041	2,552,176
69,000,000		United States Treasury Bond, 3.875%, 2/15/2043	60,869,061
406,385,000		United States Treasury Bond, 4.125%, 8/15/2053	352,439,545
421,570,000		United States Treasury Bond, 4.250%, 2/15/2054	373,375,780
7,890,000		United States Treasury Bond, 4.250%, 8/15/2054	6,990,194
30,000,000		United States Treasury Bond, 4.375%, 8/15/2043	28,089,426
3,100,000		United States Treasury Bond, 4.500%, 2/15/2036	3,133,906
5,000,000		United States Treasury Bond, 4.625%, 5/15/2054	4,714,128
72,000,000		United States Treasury Bond, 4.625%, 2/15/2055	67,908,758
5,000,000		United States Treasury Bond, 4.750%, 5/15/2055	4,813,119
22,000,000		United States Treasury Bond, 4.750%, 8/15/2055	21,188,908
20,000,000		United States Treasury Bond, 4.750%, 2/15/2056	19,281,372
5,000,000		United States Treasury Bond, 5.250%, 11/15/2028	5,133,203
		TOTAL	992,171,918
		U.S. Treasury Inflation-Protected Notes—0.0%
350,455		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	252,343
		U.S. Treasury Notes—22.5%
1,500,000		United States Treasury Note, 0.500%, 10/31/2027	1,429,219
700,000		United States Treasury Note, 1.125%, 2/28/2027	686,082
1,000,000		United States Treasury Note, 1.125%, 2/29/2028	951,953
9,000,000		United States Treasury Note, 1.250%, 4/30/2028	8,547,188
180,000		United States Treasury Note, 2.375%, 5/15/2027	177,413
23,300,000		United States Treasury Note, 2.375%, 3/31/2029	22,265,638
100,000		United States Treasury Note, 2.375%, 5/15/2029	95,389
130,000		United States Treasury Note, 2.625%, 2/15/2029	125,257
4,800,000	[1]	United States Treasury Note, 2.750%, 2/15/2028	4,701,937
56,000,000		United States Treasury Note, 2.750%, 5/31/2029	53,953,474
50,000,000		United States Treasury Note, 3.500%, 1/31/2028	49,607,420
10,000,000		United States Treasury Note, 3.500%, 4/30/2028	9,908,203
207,000,000		United States Treasury Note, 3.500%, 1/15/2029	204,221,874
66,500,000		United States Treasury Note, 3.500%, 3/15/2029	65,560,528
22,500,000		United States Treasury Note, 3.500%, 9/30/2029	22,097,497
25,000,000		United States Treasury Note, 3.500%, 2/28/2031	24,327,977
37,250,000		United States Treasury Note, 3.625%, 5/31/2028	36,980,809
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 50,000,000		United States Treasury Note, 3.625%, 9/30/2030	$ 49,028,815
70,000,000		United States Treasury Note, 3.625%, 10/31/2030	68,598,516
28,000,000		United States Treasury Note, 3.625%, 12/31/2030	27,412,560
13,000,000		United States Treasury Note, 3.625%, 9/30/2031	12,663,317
10,325,000		United States Treasury Note, 3.750%, 5/15/2028	10,276,602
32,000,000		United States Treasury Note, 3.750%, 1/31/2031	31,483,606
188,000,000		United States Treasury Note, 3.750%, 8/31/2031	184,306,571
26,000,000	[1]	United States Treasury Note, 3.875%, 3/15/2028	25,949,219
17,550,000		United States Treasury Note, 3.875%, 7/15/2028	17,499,270
3,690,000		United States Treasury Note, 3.875%, 4/30/2030	3,659,581
11,500,000		United States Treasury Note, 3.875%, 6/30/2030	11,398,309
19,130,000		United States Treasury Note, 4.000%, 2/28/2030	19,064,753
33,000,000		United States Treasury Note, 4.000%, 3/31/2030	32,887,536
984,000,000		United States Treasury Note, 4.000%, 11/15/2035	952,020,000
93,000,000		United States Treasury Note, 4.125%, 11/15/2027	93,196,174
145,000,000		United States Treasury Note, 4.125%, 10/31/2029	145,192,415
42,000,000		United States Treasury Note, 4.125%, 11/30/2029	42,054,025
104,820,000		United States Treasury Note, 4.125%, 7/31/2031	104,660,569
709,000,000		United States Treasury Note, 4.125%, 10/31/2031	707,170,071
9,000,000		United States Treasury Note, 4.125%, 3/31/2032	8,962,743
50,000,000		United States Treasury Note, 4.125%, 2/15/2036	48,789,060
5,000,000		United States Treasury Note, 4.250%, 6/30/2029	5,027,129
198,800,000	[1]	United States Treasury Note, 4.250%, 11/15/2034	197,079,525
10,500,000		United States Treasury Note, 4.250%, 5/15/2035	10,385,156
72,500,000		United States Treasury Note, 4.375%, 12/31/2029	73,182,138
12,000,000		United States Treasury Note, 4.375%, 1/31/2032	12,106,289
5,000,000		United States Treasury Note, 4.625%, 9/30/2028	5,066,016
2,500,000		United States Treasury Note, 4.625%, 9/30/2030	2,549,211
		TOTAL	3,407,307,034
		TOTAL U.S. TREASURIES (IDENTIFIED COST $4,514,667,908)	4,399,731,295
		CORPORATE BONDS—26.6%
		Basic Industry - Chemicals—0.1%
8,755,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	8,163,048
		Basic Industry - Metals & Mining—0.3%
8,960,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	8,227,865
2,600,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 6.000%, 4/5/2054	2,618,984
4,420,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	4,629,913
10,330,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	10,527,041
1,830,000	[2]	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	1,827,975
3,344,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	2,246,401
3,595,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 4.900%, 7/1/2031	3,600,475
4,034,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	4,482,532
8,000,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2034	8,148,576
		TOTAL	46,309,762
		Basic Industry - Paper—0.1%
10,775,000	[2]	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.777%, 4/3/2054	10,717,540
		Capital Goods - Aerospace & Defense—1.0%
7,700,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	7,641,096
10,345,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	6,839,074
10,000,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 5.300%, 3/26/2034	10,208,695
4,065,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	4,023,089
9,035,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	8,522,728
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$ 7,500,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	$ 7,151,800
2,340,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,678,869
3,935,000		Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	4,296,996
7,455,000		Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	8,416,017
5,940,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	5,940,000
11,397,000		HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	11,619,997
1,785,000		Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 4.300%, 3/16/2031	1,759,012
4,410,000		Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 4.950%, 3/16/2036	4,363,855
4,410,000		Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 5.732%, 3/16/2056	4,414,828
7,127,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	7,026,308
9,870,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	9,715,446
9,221,000		Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	9,196,196
9,119,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	9,080,036
6,645,000		Northrop Grumman Corp., Sr. Unsecd. Note, 5.250%, 7/15/2035	6,770,944
12,333,000		RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	12,583,790
5,163,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	4,667,766
		TOTAL	145,916,542
		Capital Goods - Building Materials—0.1%
6,532,000	[2]	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	6,455,384
2,305,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	2,469,292
		TOTAL	8,924,676
		Capital Goods - Construction Machinery—0.2%
3,200,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	3,284,919
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	72,108
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	209,411
10,175,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	9,985,927
7,570,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	7,234,645
2,924,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	2,865,930
6,015,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN1, 5.050%, 6/12/2034	6,102,732
		TOTAL	29,755,672
		Capital Goods - Diversified Manufacturing—0.2%
4,180,000		Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,682,587
3,940,000		Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	3,862,681
2,845,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	2,905,398
2,655,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	2,633,643
13,027,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 6/14/2029	12,597,908
1,645,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,494,280
6,680,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	6,191,044
		TOTAL	32,367,541
		Capital Goods - Environmental—0.2%
5,000,000		Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	4,342,498
5,000,000		Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	5,066,070
5,000,000		Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	4,700,445
5,000,000		Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	4,823,648
6,470,000		Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	6,601,448
		TOTAL	25,534,109
		Capital Goods - Packaging—0.0%
6,205,000		WRKCo, Inc., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,159,288
		Communications - Cable & Satellite—0.4%
8,000,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	5,940,710
17,065,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	10,850,540
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$ 3,060,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	$ 1,769,846
4,070,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	4,053,305
485,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	321,631
2,325,000		Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	1,891,802
400,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	344,317
6,525,000		Comcast Corp., Sr. Unsecd. Note, 4.250%, 1/15/2033	6,288,870
580,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	548,116
3,000,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	2,471,042
8,765,000		Comcast Corp., Sr. Unsecd. Note, 5.350%, 5/15/2053	7,766,479
5,760,000	[2]	Comcast Corp., Sr. Unsecd. Note, 5.650%, 6/1/2054	5,311,580
10,076,000		Comcast Corp., Sr. Unsecd. Note, 144A, 5.168%, 1/15/2037	9,841,391
3,000,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	3,061,010
5,262,000		Time Warner Cable, Inc., Co. Guarantee, 5.500%, 9/1/2041	4,543,497
1,250,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	946,057
		TOTAL	65,950,193
		Communications - Media & Entertainment—0.7%
4,040,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	4,080,777
2,860,000		AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	2,747,878
7,800,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	7,752,334
7,250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	6,881,459
5,725,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.450%, 8/15/2052	4,494,423
10,930,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	10,683,434
10,045,000		Meta Platforms, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	10,040,359
11,505,000		Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	10,241,411
9,530,000		Meta Platforms, Inc., Sr. Unsecd. Note, 6.300%, 5/15/2056	9,622,314
10,000,000		Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	10,118,124
7,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	6,297,679
11,190,000		Omnicom Group, Inc., Sr. Unsecd. Note, 5.300%, 6/2/2036	10,873,479
8,445,000		Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	6,200,902
3,155,000		Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	2,293,836
		TOTAL	102,328,409
		Communications - Telecom Wireless—0.7%
8,180,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	7,631,087
9,100,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	9,079,343
6,000,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	5,435,168
5,090,000		American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	4,637,028
4,705,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	3,091,725
4,000,000		American Tower Corp., Sr. Unsecd. Note, 5.550%, 7/15/2033	4,123,355
6,925,000		Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	4,588,609
6,360,000		Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	6,245,789
3,210,000	[2]	Orange S.A., Sr. Unsecd. Note, 144A, 5.750%, 1/13/2056	3,228,051
4,608,000		T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	3,426,223
6,600,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	6,423,554
13,445,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	13,536,909
5,815,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.250%, 6/15/2055	5,234,452
4,095,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	3,904,230
6,250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.850%, 2/15/2056	6,131,121
4,000,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	3,113,571
10,335,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	9,900,322
		TOTAL	99,730,537
		Communications - Telecom Wirelines—0.7%
8,590,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	6,684,567
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$ 4,035,000		AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	$ 2,743,953
1,940,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,316,242
14,300,000		AT&T, Inc., Sr. Unsecd. Note, 4.700%, 8/15/2030	14,364,440
10,225,000		AT&T, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2035	9,981,331
3,505,000		AT&T, Inc., Sr. Unsecd. Note, 5.250%, 10/30/2036	3,471,280
2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	1,956,708
10,370,000		AT&T, Inc., Sr. Unsecd. Note, 6.000%, 4/30/2056	10,174,427
4,105,000		AT&T, Inc., Sr. Unsecd. Note, 6.200%, 10/30/2056	4,134,672
4,550,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	4,826,266
4,160,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	3,577,874
10,255,000		Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	8,169,371
7,995,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	6,215,381
870,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	669,497
4,090,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	3,298,948
6,607,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.780%, 2/15/2035	6,431,551
10,620,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	10,434,133
13,025,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.875%, 11/30/2055	12,826,762
1,522,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	905,389
		TOTAL	112,182,792
		Consumer Cyclical - Automotive—0.7%
7,595,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	7,509,056
2,285,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	2,164,464
2,685,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.420%, 4/9/2031	2,677,444
10,310,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.753%, 4/6/2033	10,290,668
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	5,162,028
3,855,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	3,996,975
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	247,913
2,210,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 9/6/2034	2,224,739
9,890,000	[2]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 1/8/2036	9,875,412
2,345,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	2,428,131
5,240,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.400%, 1/9/2033	5,595,633
5,510,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.000%, 4/7/2031	5,522,983
10,335,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	10,487,711
7,643,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	7,798,792
12,005,000	[2]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.500%, 3/10/2031	11,869,211
7,300,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	7,393,284
5,750,000		Stellantis Financial Services US Corp., Sr. Unsecd. Note, 144A, 5.400%, 6/15/2029	5,765,543
10,000,000		Stellantis Financial Services US Corp., Sr. Unsecd. Note, 144A, 5.800%, 6/15/2031	10,021,384
		TOTAL	111,031,371
		Consumer Cyclical - Leisure—0.2%
11,280,000		Airbnb, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2036	11,293,303
18,490,000		Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 5.250%, 2/27/2038	17,915,595
		TOTAL	29,208,898
		Consumer Cyclical - Retailers—0.4%
2,895,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,773,824
8,235,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	7,694,433
12,340,000		AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	12,538,818
10,306,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	10,040,082
9,000,000		Home Depot, Inc., 5.300%, 6/25/2054	8,494,628
3,705,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	3,488,104
3,800,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	3,656,320
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$ 6,250,000		Home Depot, Inc., Sr. Unsecd. Note, 4.950%, 6/25/2034	$ 6,281,630
		TOTAL	54,967,839
		Consumer Cyclical - Services—0.6%
9,550,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.875%, 5/12/2041	7,114,169
14,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.100%, 5/12/2051	9,220,603
5,030,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	4,981,765
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,507,761
5,850,000		Amazon.com, Inc., Sr. Unsecd. Note, 4.250%, 3/13/2031	5,786,620
9,210,000		Amazon.com, Inc., Sr. Unsecd. Note, 4.875%, 3/13/2036	9,102,733
9,267,000		Amazon.com, Inc., Sr. Unsecd. Note, 5.800%, 3/13/2056	9,282,349
2,100,000		Boston University, Sr. Unsecd. Note, Series MTNA, 7.625%, 7/15/2097	2,213,700
16,520,000		Expedia Group, Inc., Sr. Unsecd. Note, 5.500%, 4/15/2036	16,350,950
4,475,000		Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	4,569,370
6,320,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	6,258,335
3,325,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.800%, 9/15/2035	3,239,882
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	2,124,096
		TOTAL	84,752,333
		Consumer Non-Cyclical - Food/Beverage—1.1%
870,000		Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	847,423
1,390,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,264,396
8,460,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	7,179,689
8,200,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	8,271,663
3,257,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,250,584
10,550,000		Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	10,803,383
7,816,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	7,685,349
3,805,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	3,176,643
5,814,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	5,443,478
9,125,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 5.100%, 5/6/2035	9,089,139
1,390,000		Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,019,922
5,140,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	5,154,732
2,125,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	2,136,360
2,625,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	2,261,848
4,660,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	4,646,683
10,580,000	[2]	Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	10,217,219
1,468,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	921,265
2,712,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,267,018
5,152,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	4,852,901
4,883,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	3,923,223
9,675,000		Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	9,743,451
10,210,000		Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	10,078,811
4,825,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	4,214,557
8,400,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	7,998,867
3,980,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	3,520,711
3,610,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	3,295,714
7,768,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	6,370,693
6,830,000	[2]	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	6,321,173
9,843,000		The Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	9,245,189
10,005,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	10,369,889
		TOTAL	165,571,973
		Consumer Non-Cyclical - Health Care—0.9%
9,950,000		180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	9,701,546
5,240,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	4,841,770
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$ 3,000,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	$ 2,985,572
4,005,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	3,806,152
14,555,000		Augusta SpinCo Corp., Sr. Unsecd. Note, 5.245%, 3/23/2036	14,555,427
2,945,000		Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	2,606,367
2,504,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	1,812,902
30,327		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	30,269
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	850,576
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	3,564,306
1,445,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,268,870
2,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,484,500
4,775,000		CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	4,933,728
8,605,000	[2]	CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	8,565,562
4,340,000		CVS Health Corp., Sr. Unsecd. Note, 6.200%, 9/15/2055	4,409,011
8,095,000		Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	4,905,758
1,000,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	711,999
10,430,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	10,831,979
2,110,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	2,248,937
10,000,000		Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	9,936,052
8,482,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	5,701,186
2,035,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	2,062,397
10,010,000		HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	9,738,165
7,720,000		HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	7,552,050
13,825,000		Solventum Corp., Sr. Unsecd. Note, 5.900%, 4/30/2054	13,690,654
		TOTAL	133,795,735
		Consumer Non-Cyclical - Pharmaceuticals—1.2%
4,465,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	4,461,486
7,525,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	6,904,516
7,475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	7,441,112
11,350,000		AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	9,297,474
4,975,000		AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	4,835,354
7,525,000		AbbVie, Inc., Sr. Unsecd. Note, 4.700%, 5/14/2045	6,736,626
7,075,000		AbbVie, Inc., Sr. Unsecd. Note, 4.875%, 3/15/2030	7,180,282
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	317,847
16,550,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	16,909,904
10,770,000		Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	10,477,453
1,850,000		AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	1,636,067
3,525,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	1,966,151
6,100,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	6,053,591
2,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 4.375%, 11/16/2045	1,753,755
1,000,000		Bayer Corp., Sr. Unsecd. Note, 144A, 6.650%, 2/15/2028	1,032,976
2,430,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	2,409,409
7,527,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.400%, 7/15/2044	6,055,682
4,925,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	3,193,342
6,745,000		Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	6,575,196
9,760,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	7,131,179
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	232,956
2,900,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	2,419,566
3,385,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 5.100%, 6/15/2035	3,420,602
9,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 5.500%, 11/15/2054	8,810,449
500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	455,664
1,000,000		Johnson & Johnson, Sr. Unsecd. Note, 5.950%, 8/15/2037	1,101,604
7,605,000		Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	7,628,443
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 7,125,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	$ 7,087,702
14,722,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	13,827,116
8,820,000	Pfizer, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	8,740,936
14,139,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	8,604,000
8,560,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	7,791,720
9,568,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	6,211,480
	TOTAL	188,701,640
	Consumer Non-Cyclical - Products—0.2%
12,365,000	Clorox Co., Sr. Unsecd. Note, 5.250%, 5/15/2036	12,375,931
6,465,000	Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	6,510,813
6,680,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	6,763,200
	TOTAL	25,649,944
	Consumer Non-Cyclical - Supermarkets—0.1%
10,645,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	10,542,984
	Consumer Non-Cyclical - Tobacco—0.3%
12,423,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	8,645,527
2,220,000	BAT Capital Corp., Sr. Unsecd. Note, 4.625%, 3/22/2033	2,181,054
6,200,000	BAT Capital Corp., Sr. Unsecd. Note, 4.742%, 3/16/2032	6,197,852
5,000,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	5,221,871
5,000,000	BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	5,173,887
3,770,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	3,443,009
2,210,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,805,072
8,480,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 4/30/2035	8,379,129
5,740,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	6,029,527
4,350,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	4,286,762
	TOTAL	51,363,690
	Energy - Independent—0.2%
4,470,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.000%, 12/15/2029	4,537,708
4,175,000	ConocoPhillips Co., Sr. Unsecd. Note, 3.758%, 3/15/2042	3,416,351
205,000	ConocoPhillips, Co. Guarantee, 6.500%, 2/1/2039	227,356
6,245,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	6,139,671
3,838,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	3,995,142
7,546,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	7,707,561
	TOTAL	26,023,789
	Energy - Integrated—0.1%
100,000	Atlantic Richfield Co., Deb., 8.750%, 3/1/2032	118,259
4,815,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	3,154,071
4,430,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	4,424,686
7,209,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	4,869,395
4,030,000	CNPC Hong Kong Overseas Capital Ltd., Co. Guarantee, 144A, 5.950%, 4/28/2041	4,419,121
3,275,000	Shell Finance, Sr. Unsecd. Note, 4.000%, 5/10/2046	2,631,113
1,808,000	Suncor Energy, Inc., Sr. Unsecd. Note, 6.800%, 5/15/2038	1,991,073
610,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	701,489
	TOTAL	22,309,207
	Energy - Midstream—1.1%
5,500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	5,154,361
3,932,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	3,946,806
1,050,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,048,052
5,250,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	5,394,920
1,210,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,145,505
3,585,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	2,638,442
2,827,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	2,784,217
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 3,935,000	Enbridge, Inc., Sr. Unsecd. Note, 6.700%, 11/15/2053	$ 4,348,573
4,800,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	4,282,107
885,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	892,904
3,170,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	3,241,368
6,480,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	6,748,796
2,915,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	3,020,304
475,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	472,262
10,385,000	Energy Transfer LP, Sr. Unsecd. Note, 6.300%, 1/15/2056	10,495,134
10,000,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 5.550%, 2/16/2055	9,697,478
520,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	584,463
1,820,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	1,219,231
320,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	290,863
4,625,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	3,809,116
7,450,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	7,428,955
4,625,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	4,699,864
1,920,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	1,916,226
4,910,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	5,099,407
3,945,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	3,598,747
2,870,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,846,780
10,125,000	ONEOK, Inc., Sr. Unsecd. Note, 5.400%, 10/15/2035	10,154,930
525,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	554,476
2,000,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 4.700%, 6/15/2044	1,734,958
8,120,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	7,479,965
7,228,000	Southern Natural Gas Co. LLC, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	6,252,253
4,810,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.900%, 9/15/2030	4,843,275
10,000,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.050%, 5/15/2056	9,934,983
4,545,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,528,426
135,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	143,857
225,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.850%, 3/1/2048	196,231
7,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	6,229,539
3,425,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	3,436,487
10,000,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.600%, 3/15/2035	10,251,126
5,030,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.800%, 11/15/2054	4,933,380
	TOTAL	167,478,767
	Energy - Oil Field Services—0.1%
9,160,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2034	9,348,892
6,685,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	6,677,483
	TOTAL	16,026,375
	Energy - Refining—0.1%
325,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	263,212
5,172,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	4,613,286
14,490,000	Valero Energy Corp., Sr. Unsecd. Note, 5.150%, 3/10/2036	14,352,039
	TOTAL	19,228,537
	Financial Institution - Banking—5.8%
6,250,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	6,514,603
2,255,000	American Express Co., Sr. Unsecd. Note, 4.444%, 5/3/2030	2,247,311
7,975,000	American Express Co., Sr. Unsecd. Note, 4.918%, 7/20/2033	7,986,692
12,250,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	12,523,988
3,980,000	American Express Co., Sub. Note, 5.915%, 4/25/2035	4,136,659
9,900,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	8,827,322
2,185,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,021,497
17,440,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	15,835,753
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 7,960,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	$ 7,837,638
3,355,000	Bank of America Corp., Sr. Unsecd. Note, 4.477%, 4/23/2030	3,340,634
3,355,000	Bank of America Corp., Sr. Unsecd. Note, 4.695%, 4/23/2032	3,335,423
7,895,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	8,023,699
3,185,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	3,257,941
11,995,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	12,292,478
4,500,000	Bank of America Corp., Sr. Unsecd. Note, 5.819%, 9/15/2029	4,621,480
4,932,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	4,889,986
7,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	6,256,176
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	9,525,400
10,235,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	9,685,581
15,255,000	Bank of America Corp., Sub. Note, 5.489%, 4/23/2037	15,190,714
4,780,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.540%, 4/23/2032	4,749,003
5,140,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	5,129,906
3,940,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	3,814,613
10,640,000	Bank of New York Mellon, Sr. Unsecd. Note, 4.729%, 4/20/2029	10,720,984
5,345,000	Capital One Financial Co., Sr. Unsecd. Note, 4.722%, 1/30/2032	5,283,029
12,145,000	Capital One Financial Co., Sr. Unsecd. Note, 5.197%, 9/11/2036	11,835,563
15,085,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	13,879,261
3,165,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,995,446
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,982,341
8,670,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	8,630,663
345,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	345,074
10,280,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	10,592,274
14,565,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	14,876,932
3,500,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	3,664,340
1,500,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	1,384,423
13,030,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	13,389,166
6,533,000	Comerica, Inc., 3.800%, 7/22/2026	6,528,768
7,310,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	7,534,365
15,690,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	15,153,422
4,280,000	Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	4,226,513
9,180,000	FNB Corp. (PA), 5.722%, 12/11/2030	9,250,821
7,565,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	6,660,898
9,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	8,576,098
7,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	7,448,900
4,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	3,943,934
7,120,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.594%, 4/20/2030	7,097,359
11,845,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.939%, 10/21/2036	11,508,889
6,170,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.065%, 1/21/2037	6,038,158
7,400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.094%, 4/20/2034	7,386,640
3,250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	3,271,960
10,180,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	10,601,502
12,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.484%, 10/24/2029	13,277,815
5,770,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	5,765,863
8,435,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	8,647,901
5,315,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	5,492,546
15,175,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	13,376,096
3,990,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,519,525
15,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	13,851,138
10,500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	9,530,326
5,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	4,879,358
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	$ 207,741
3,280,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.408%, 4/23/2030	3,263,053
8,130,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.622%, 4/23/2032	8,064,924
10,275,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.995%, 7/22/2030	10,374,969
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	4,019,443
8,380,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.148%, 4/23/2037	8,331,969
9,980,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	10,132,951
6,960,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	7,102,880
3,370,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	3,614,659
10,105,000		JPMorgan Chase & Co., Sub., 5.576%, 7/23/2036	10,273,096
4,605,000		KeyCorp, Sr. Unsecd. Note, 5.305%, 1/28/2037	4,540,139
15,610,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	15,527,211
7,170,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	7,156,640
4,295,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.548%, 4/18/2030	4,277,445
11,630,000		Morgan Stanley, 4.654%, 10/18/2030	11,590,858
7,670,000		Morgan Stanley, Sr. Unsecd. Note, 4.555%, 4/10/2030	7,641,307
7,835,000		Morgan Stanley, Sr. Unsecd. Note, 4.809%, 4/16/2032	7,803,368
12,770,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	12,727,710
4,545,000		Morgan Stanley, Sr. Unsecd. Note, 4.892%, 10/22/2036	4,411,913
5,600,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	5,657,502
7,660,000		Morgan Stanley, Sr. Unsecd. Note, 5.296%, 4/10/2037	7,642,190
2,700,000		Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	2,752,683
4,255,000		Morgan Stanley, Sr. Unsecd. Note, 5.587%, 1/18/2036	4,364,154
3,320,000		Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	3,455,127
5,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	4,397,871
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,550,272
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	7,460,088
5,720,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	4,980,329
4,687,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	4,676,183
7,054,000		Northern Trust Corp., Sub., 6.125%, 11/2/2032	7,565,123
6,265,000	[3]	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 5.596%, 5/19/2032	6,297,922
6,700,000		PNC Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	6,604,404
9,415,000		PNC Financial Services Group, Inc., 5.575%, 1/29/2036	9,656,132
3,745,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 2.550%, 1/22/2030	3,494,865
2,225,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.899%, 5/13/2031	2,243,065
7,802,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	7,982,842
5,470,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	5,650,299
6,160,000		Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	6,224,748
9,965,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	10,228,763
8,040,000		State Street Corp., Sr. Unsecd. Note, 4.558%, 4/23/2032	7,978,603
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	347,446
7,300,000		State Street Corp., Sub., 2.200%, 3/3/2031	6,551,957
11,650,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	11,803,692
350,000		Truist Bank, Sub. Deb., Series BKNT, 4.632%, 9/17/2029	348,447
7,215,000		Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	7,133,924
5,540,000		Truist Financial Corp., Sr. Unsecd. Note, Series I, 4.680%, 4/23/2032	5,482,595
5,800,000		Truist Financial Corp., Sr. Unsecd. Note, Series I, 4.964%, 10/23/2036	5,625,335
5,555,000		Truist Financial Corp., Sr. Unsecd. Note, Series I, 5.281%, 4/23/2037	5,505,158
2,280,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,281,679
2,500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	2,500,949
6,930,000		U.S. Bancorp, 4.967%, 7/22/2033	6,871,917
3,625,000		U.S. Bancorp, 5.100%, 7/23/2030	3,680,007
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 2,000,000		U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	$ 2,049,303
7,990,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	8,340,761
7,835,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	6,899,914
140,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	139,999
9,180,000		Wells Fargo & Co., Sr. Unsecd. Note, 4.960%, 1/23/2037	8,968,650
2,100,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.244%, 1/24/2031	2,136,149
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	10,216,280
12,665,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	12,915,531
3,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	3,540,202
8,430,000		Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	9,130,480
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	10,616,964
8,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	7,779,760
15,150,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	15,035,301
7,550,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	7,519,299
435,000		Westpac Banking Corp. Ltd., Sub., Series GMTN, 4.322%, 11/23/2031	434,232
		TOTAL	884,974,160
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
2,845,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	2,542,029
4,342,000		BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	4,381,113
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	2,861,842
12,175,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.125%, 4/28/2031	12,041,788
5,663,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	5,797,252
6,875,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	7,111,175
2,965,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	2,938,860
4,927,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	4,791,061
		TOTAL	42,465,120
		Financial Institution - Finance Companies—0.3%
4,250,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	4,220,707
2,670,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	2,572,868
8,415,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.000%, 11/15/2035	8,172,867
6,000,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	5,918,896
2,282,000		Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	2,304,809
4,320,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	4,399,929
6,200,000		Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	6,189,779
11,700,000		Aircastle Ltd., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2031	11,594,775
4,425,000		Takeoff Merger Sub, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/24/2029	4,398,834
		TOTAL	49,773,464
		Financial Institution - Insurance - Health—0.4%
10,000,000		Centene Corp., 2.500%, 3/1/2031	8,716,895
14,147,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	13,973,823
6,575,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2034	6,694,426
5,370,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.700%, 2/15/2055	5,184,854
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2033	9,486,645
9,698,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.050%, 4/15/2053	8,681,467
9,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2054	8,744,925
		TOTAL	61,483,035
		Financial Institution - Insurance - Life—0.8%
4,795,000	[2]	AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	4,889,269
8,380,000		CoreBridge Global Funding, Secured Note, 144A, 4.900%, 12/3/2029	8,412,320
4,315,000		Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	4,375,777
5,105,000		Lincoln Financial Global Funding, Secured Note, 144A, 4.950%, 5/21/2031	5,094,279
3,100,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,852,996
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 4,968,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	$ 6,423,118
6,950,000	Met Tower Global Funding, 144A, 5.250%, 4/12/2029	7,081,749
330,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	338,407
2,200,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	2,851,046
6,995,000	MetLife, Inc., Note, 6.375%, 6/15/2034	7,631,096
6,085,000	Metropolitan Life Global Funding I, Sr. Unsecd. Note, 144A, 5.150%, 3/28/2033	6,161,329
15,699,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	10,649,512
12,060,000	Northwestern Mutual Life Insurance Co., Sub., 144A, 6.050%, 6/30/2056	12,326,781
9,790,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	9,874,914
5,060,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	4,038,911
3,650,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	3,973,312
2,070,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,361,121
13,252,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	12,024,064
6,880,000	Principal Life Global Funding II, 144A, 1.625%, 11/19/2030	6,000,500
5,000,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.100%, 8/15/2043	4,598,439
1,762,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	1,862,671
1,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,169,619
335,000	Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	299,660
	TOTAL	125,290,890
	Financial Institution - Insurance - P&C—0.5%
1,575,000	American International Group, Inc., Sr. Unsecd. Note, 5.125%, 3/27/2033	1,593,285
10,000,000	American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	9,215,446
11,680,000	Aon North America, Inc., 5.750%, 3/1/2054	11,436,720
1,000,000	Assured Guaranty US Holding, Inc., Sr. Unsecd. Note, 7.000%, 6/1/2034	1,079,351
30,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	24,716
5,825,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 1.375%, 9/15/2030	5,110,890
3,265,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 4.900%, 8/15/2035	3,223,695
5,450,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 5.300%, 5/20/2036	5,529,217
1,000,000	Cincinnati Financial Corp., Sr. Unsecd. Note, 6.920%, 5/15/2028	1,046,049
8,695,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,522,860
7,840,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	7,994,729
9,160,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	9,179,840
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	8,546,301
2,245,000	The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,413,312
3,932,000	The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	3,838,828
	TOTAL	78,755,239
	Financial Institution - REIT - Apartment—0.4%
13,153,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	13,059,082
10,000,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	9,985,870
11,650,000	Camden Property Trust, Sr. Unsecd. Note, 5.850%, 11/3/2026	11,715,936
9,740,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	10,026,524
2,955,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	2,543,921
2,490,000	UDR, Inc., Sr. Unsecd. Note, 5.125%, 9/1/2034	2,486,843
8,350,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	6,952,537
	TOTAL	56,770,713
	Financial Institution - REIT - Healthcare—0.3%
7,267,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	6,377,937
4,110,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	3,872,790
8,020,000	Healthpeak OP LLC, Sr. Unsecd. Note, 4.750%, 1/15/2033	7,872,199
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,956,158
3,350,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,349,245
9,145,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	9,195,635
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—continued
$ 8,352,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	$ 7,699,433
	TOTAL	43,323,397
	Financial Institution - REIT - Office—0.1%
6,560,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	5,336,838
1,820,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	1,816,085
2,500,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	2,486,996
3,480,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	3,405,456
955,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	887,403
5,810,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	4,940,969
	TOTAL	18,873,747
	Financial Institution - REIT - Other—0.1%
7,210,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	7,293,659
	Financial Institution - REIT - Retail—0.3%
3,390,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	3,256,516
9,467,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	9,427,240
9,000,000	Kimco Realty Corp., Sr. Unsecd. Note, 5.300%, 2/1/2036	9,145,518
8,075,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	8,787,971
4,740,000	Phillips Edison Grocery Center Operating Partnership I, LP, Sr. Unsecd. Note, 4.750%, 3/15/2033	4,648,482
7,556,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	7,529,837
7,000,000	Regency Centers LP, Sr. Unsecd. Note, 5.100%, 1/15/2035	7,016,145
	TOTAL	49,811,709
	Municipal Services—0.0%
1,280,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	1,211,197
	Sovereign—0.0%
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	3,792,271
	Technology—2.7%
11,194,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	6,022,326
2,080,000	Alphabet, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2031	2,052,702
6,255,000	Alphabet, Inc., Sr. Unsecd. Note, 4.700%, 11/15/2035	6,152,704
5,055,000	Alphabet, Inc., Sr. Unsecd. Note, 4.800%, 2/15/2036	5,000,332
4,455,000	Alphabet, Inc., Sr. Unsecd. Note, 5.650%, 2/15/2056	4,431,880
3,827,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	2,727,937
8,000,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,894,491
555,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	462,862
11,960,000	Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	11,969,868
11,200,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	10,019,700
5,185,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	5,191,292
8,100,000	Broadcom, Inc., Sr. Sub. Secd. Note, Series WI, 3.469%, 4/15/2034	7,293,533
3,998,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	3,927,616
7,545,000	Broadcom, Inc., Sr. Unsecd. Note, 4.900%, 2/15/2038	7,283,114
10,360,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	10,542,191
2,953,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	2,516,526
352,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	294,591
8,101,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	8,030,992
5,685,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 5.550%, 8/22/2034	5,621,973
10,050,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	10,178,810
10,390,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	10,445,171
8,015,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	8,120,879
8,055,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	8,025,760
1,535,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,521,606
2,280,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	1,664,478
16,280,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.550%, 3/10/2029	16,193,364
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 10,645,000	[2]	Fiserv, Inc., Sr. Secd. Note, 5.250%, 8/11/2035	$ 10,426,973
5,985,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	5,758,901
6,562,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	5,876,468
4,555,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	4,527,964
5,152,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	5,169,521
12,485,000		Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	12,185,113
5,070,000		Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	4,679,353
12,235,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	12,042,290
4,950,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	4,857,355
3,110,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.250%, 4/1/2033	3,136,842
10,060,000		Intel Corp., Sr. Unsecd. Note, 4.650%, 6/1/2031	9,984,694
10,015,000		Intel Corp., Sr. Unsecd. Note, 5.300%, 5/15/2036	10,006,152
6,415,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	6,369,714
5,320,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 5.350%, 7/30/2030	5,451,671
7,545,000		KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	7,575,730
5,886,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	5,837,457
2,100,000		Leidos Holdings, Inc., Co. Guarantee, Series 1, 5.950%, 12/1/2040	2,097,064
5,885,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	5,946,783
2,875,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	2,903,326
3,400,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	3,390,547
1,297,000		Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	728,271
3,632,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,345,182
6,123,000		Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	3,761,928
284,000		Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	255,225
10,365,000		Oracle Corp., Sr. Unsecd. Note, 5.375%, 9/27/2054	8,315,622
16,080,000		Oracle Corp., Sr. Unsecd. Note, 5.700%, 2/4/2036	15,804,512
5,000,000		Oracle Corp., Sr. Unsecd. Note, 6.500%, 4/15/2038	5,132,303
22,790,000		Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	21,965,273
4,575,000		Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	4,504,140
5,100,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	4,909,460
2,560,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	2,427,529
6,090,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	5,884,854
5,452,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	5,452,000
5,036,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	5,297,890
15,532,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	14,058,004
10,985,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	10,860,573
2,920,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	2,875,499
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	334,503
4,632,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	4,605,770
3,450,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	3,050,540
		TOTAL	414,379,694
		Transportation - Railroads—0.2%
9,882,000	[3]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	9,198,870
1,570,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,552,760
2,630,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,408,931
1,295,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	959,054
3,660,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	3,218,234
4,590,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	4,159,405
6,165,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	5,748,504
9,000,000		Union Pacific Corp., Sr. Unsecd. Note, 5.600%, 12/1/2054	8,921,349
		TOTAL	36,167,107
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Transportation - Services—0.6%
$ 5,630,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	$ 5,654,163
12,565,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.700%, 4/30/2031	12,529,798
7,483,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	7,740,965
10,625,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	10,582,917
2,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.400%, 7/1/2027	1,996,831
8,100,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	8,211,122
3,585,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	3,643,326
2,680,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	2,721,899
7,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	6,929,890
7,735,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	7,895,167
9,235,000	[2]	United Parcel Service, Inc., Sr. Unsecd. Note, 4.650%, 10/15/2030	9,314,709
8,781,000		United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	8,918,077
		TOTAL	86,138,864
		Utility - Electric—1.7%
12,535,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	8,431,958
4,868,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	4,462,870
1,450,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,212,514
2,590,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,026,305
8,502,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	8,915,231
2,990,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	3,188,145
7,205,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	7,736,239
10,000,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series B, 4.850%, 8/15/2052	8,641,986
6,953,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	6,655,630
13,520,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	10,135,383
9,610,000		Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	8,358,364
5,575,000		Duke Energy Corp., Sr. Unsecd. Note, 5.700%, 9/15/2055	5,352,889
9,090,000		Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	9,245,034
2,175,000		Duke Energy Indiana, LLC, 1st Mtg. Bond, 6.350%, 8/15/2038	2,383,380
427,000		Duke Energy Indiana, LLC, Sr. Deb., 6.120%, 10/15/2035	456,188
2,450,000		Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	2,504,732
7,500,000		EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	7,170,207
5,679,000		Electricite de France S.A., Note, 144A, 5.600%, 1/27/2040	5,603,580
5,621,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	6,017,837
7,400,000		Emera US Finance, LLC, Sr. Unsecd. Note, 4.500%, 4/1/2029	7,370,553
8,950,000		Emera US Finance LLC, Sr. Unsecd. Note, 5.200%, 4/1/2033	8,911,610
7,554,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	6,410,812
5,742,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.500%, 7/12/2031	5,115,247
14,800,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 5.000%, 9/30/2035	14,443,311
3,985,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	3,211,357
2,485,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	1,905,818
3,787,000		Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,158,151
2,302,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	1,947,005
1,600,000		Exelon Corp., Sr. Unsecd. Note, 5.125%, 3/15/2031	1,626,403
7,500,000		Exelon Corp., Sr. Unsecd. Note, 5.600%, 3/15/2053	7,197,834
3,107,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	2,620,657
5,400,000		Florida Power & Light Co., Sr. Unsecd. Note, 4.550%, 10/1/2044	4,590,259
5,831,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	5,809,107
5,452,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	5,504,739
9,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.250%, 2/28/2053	8,176,100
5,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.550%, 3/15/2054	4,738,988
5,000,000		NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	3,836,454
2,410,000		NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	1,984,201
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 1,520,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	$ 1,541,450
7,742,000		NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	7,954,504
7,430,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	6,621,791
3,040,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	3,083,242
3,040,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,906,775
15,605,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 5.900%, 4/1/2056	15,359,742
1,450,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,519,049
3,805,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,606,780
1,440,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	1,453,647
		TOTAL	251,104,058
		Utility - Natural Gas—0.1%
9,000,000		Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	8,923,956
7,915,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	7,736,435
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,192,352
		TOTAL	17,852,743
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,371,053
1,973,000		The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,262,448
		TOTAL	2,633,501
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,147,249,415)	4,032,787,759
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.6%
	[3]	Federal Home Loan Mortgage Corporation—3.9%
15,722,837		Federal Home Loan Mortgage Corp. REMIC, Series 413, Class F25, 4.762% (30-DAY AVERAGE SOFR +1.150%), 5/25/2054	15,835,557
5,343,015		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 4.612% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	5,362,797
12,638,814		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class JF, 4.812% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	12,681,926
31,508,778		Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 4.712% (30-DAY AVERAGE SOFR +1.100%), 4/25/2054	31,728,927
21,640,281		Federal Home Loan Mortgage Corp. REMIC, Series 5416, Class FM, 4.812% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	21,778,303
22,327,242		Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 4.812% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	22,469,672
20,013,804		Federal Home Loan Mortgage Corp. REMIC, Series 5422, Class FK, 4.812% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	20,141,172
14,452,620		Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 4.812% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	14,535,459
23,723,367		Federal Home Loan Mortgage Corp. REMIC, Series 5428, Class FB, 4.712% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	23,808,223
2,101,502		Federal Home Loan Mortgage Corp. REMIC, Series 5438, Class FC, 4.712% (30-DAY AVERAGE SOFR +1.100%), 8/25/2054	2,111,926
38,685,954		Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 4.762% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	39,087,437
21,981,357		Federal Home Loan Mortgage Corp. REMIC, Series 5449, Class FE, 4.712% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	22,102,859
8,426,922		Federal Home Loan Mortgage Corp. REMIC, Series 5458, Class PF, 4.612% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	8,493,797
26,513,816		Federal Home Loan Mortgage Corp. REMIC, Series 5466, Class FL, 4.562% (30-DAY AVERAGE SOFR +0.950%), 2/25/2054	26,696,653
38,407,436		Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class FL, 4.712% (30-DAY AVERAGE SOFR +1.100%), 3/25/2055	38,558,788
46,154,413		Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 4.762% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	46,340,891
15,001,761		Federal Home Loan Mortgage Corp. REMIC, Series 5519, Class FG, 4.662% (30-DAY AVERAGE SOFR +1.050%), 9/25/2054	15,027,199
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[3]	Federal Home Loan Mortgage Corporation—continued
$ 49,088,873		Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 4.662% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	$ 49,392,522
27,823,712		Federal Home Loan Mortgage Corp. REMIC, Series 5566, Class AF, 4.712% (30-DAY AVERAGE SOFR +1.100%), 8/25/2055	28,128,393
52,635,573		Federal Home Loan Mortgage Corp. REMIC, Series 5606, Class FB, 4.562% (30-DAY AVERAGE SOFR +0.950%), 12/25/2055	52,848,010
11,732,142		Federal Home Loan Mortgage Corp. REMIC, Series 5609, Class FB, 4.562% (30-DAY AVERAGE SOFR +0.950%), 12/25/2055	11,782,028
73,039,437		Federal Home Loan Mortgage Corp. REMIC, Series 5659, Class FD, 4.362% (30-DAY AVERAGE SOFR +0.750%), 5/25/2056	72,999,017
12,900,315		Federal Home Loan Mortgage Corp. REMIC, Series FLT, PT, Class FH, 4.462% (30-DAY AVERAGE SOFR +0.850%), 10/25/2054	12,915,216
		TOTAL	594,826,772
	[3]	Federal National Mortgage Association—1.4%
25,654,137		Federal National Mortgage Association REMIC, Series 2024-34, Class FL, 4.662% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	25,750,176
23,861,604		Federal National Mortgage Association REMIC, Series 2024-36, Class FA, 4.712% (30-DAY AVERAGE SOFR +1.100%), 6/25/2054	23,963,211
26,654,387		Federal National Mortgage Association REMIC, Series 2024-39, Class BF, 4.662% (30-DAY AVERAGE SOFR +1.050%), 6/25/2054	26,728,721
22,767,969		Federal National Mortgage Association REMIC, Series 2024-74, Class FW, 4.612% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	22,880,643
37,552,752		Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 4.812% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	37,916,349
55,636,394		Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 4.712% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	56,046,790
23,503,186		Federal National Mortgage Association REMIC, Series 2025-29, Class KF, 4.712% (30-DAY AVERAGE SOFR +1.100%), 5/25/2055	23,675,431
		TOTAL	216,961,321
	[3]	Government National Mortgage Association—0.3%
8,907,371		Government National Mortgage Association REMIC, Series 2024-162, Class FB, 4.525% (30-DAY AVERAGE SOFR +0.900%), 10/20/2054	8,928,864
13,930,886		Government National Mortgage Association REMIC, Series 2024-44, Class KF, 4.475% (30-DAY AVERAGE SOFR +0.850%), 3/20/2054	14,012,050
8,599,542		Government National Mortgage Association REMIC, Series 2025-127, Class FA, 4.875% (30-DAY AVERAGE SOFR +1.250%), 6/20/2055	8,651,410
8,113,010		Government National Mortgage Association REMIC, Series 2025-23, Class FE, 4.675% (30-DAY AVERAGE SOFR +1.050%), 2/20/2055	8,152,477
		TOTAL	39,744,801
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $847,317,313)	851,532,894
		FOREIGN GOVERNMENTS/AGENCIES—0.6%
		Sovereign—0.6%
ARS 750,000,000		Argentina, Government of, Unsecd. Note, Series CER, 0.000%, 9/29/2028	480,169
CLP 600,000,000		Bonos Tesoreria Pesos, Sr. Unsecd. Note, 5.000%, 3/1/2035	661,116
ARS 600,000,000		Bonte, Unsecd. Note, 29.500%, 5/30/2030	462,885
BRL 2,000,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	404,287
6,000,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2029	1,145,512
20,000,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	3,472,904
COP 3,800,000,000		Colombia, Government of, Sr. Unsecd. Note, Series B, 6.250%, 7/9/2036	637,417
DOP 25,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 11.250%, 9/15/2035	462,103
10,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 10.750%, 6/1/2036	179,949
EGP 63,000,000		Egypt, Government of, Unsecd. Note, Series 364D, 0.000%, 7/21/2026	1,168,882
HUF 350,000,000		Hungary, Government of, Unsecd. Note, Series 30/A, 3.000%, 8/21/2030	1,054,266
400,000,000		Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	1,082,741
400,000,000		Hungary, Government of, Unsecd. Note, Series 34/A, 2.250%, 6/22/2034	1,052,935
BRL 6,000,000		Letra Tesouro Nacional, Unsecd. Note, Series LTN, 0.000%, 1/1/2028	968,521
MYR 28,000,000		Malaysia, Government of, Sr. Unsecd. Note, Series 0415, 4.254%, 5/31/2035	7,397,583
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
MYR 7,000,000		Malaysia, Government of, Sr. Unsecd. Note, Series 0419, 3.828%, 7/5/2034	$ 1,791,677
MXN 40,000,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 7.500%, 5/26/2033	2,132,226
35,000,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 7.750%, 5/29/2031	1,952,728
3,500,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.000%, 4/15/2032	193,584
$ 30,894,000		Mexico, Government of, Series 10, 5.625%, 9/22/2035	29,905,392
MXN 50,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	2,652,391
NGN 4,000,000,000		Nigeria OMO Bill, Unsecd. Note, Series 249D, 0.000%, 6/23/2026	2,879,849
BRL 24,000,000		Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2031	4,352,837
12,500,000		Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2035	2,105,825
PEN 3,000,000		Peru, Government of, 144A, 7.600%, 8/12/2039	924,324
$ 13,650,000		Peru, Government of, Sr. Unsecd. Note, 5.500%, 3/30/2036	13,796,737
PEN 2,000,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	616,504
6,000,000		Peru, Government of, Sr. Unsecd. Note, 7.600%, 8/12/2039	1,848,649
ZAR 40,000,000		South Africa, Government of, Series R209, 6.250%, 3/31/2036	2,094,212
COP 451,265,650		Titulos De Tesoreria, Sr. Unsecd. Note, Series UVR, 6.500%, 1/22/2031	117,421
750,000,000		Titulos De Tesoreria, Unsecd. Note, Series B, 7.250%, 10/26/2050	118,212
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $88,435,039)	88,113,838
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
		Commercial Mortgage—0.6%
$ 4,500,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	4,476,925
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	8,637,138
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,317,127
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,766,208
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	29,284,420
4,075,000		BMO Mortgage Trust 2023-C4, Class A2, 5.458%, 2/15/2056	4,104,765
2,386,013		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,358,046
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,062,674
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	14,301,137
3,995,000	[3]	JW Commercial Mortgage Trust 2026, Class A, 5.150% (CME Term SOFR 1 Month +1.500%), 6/15/2039	4,006,226
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,304,681
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $91,380,219)	87,619,347
		ASSET-BACKED SECURITIES—0.1%
		Auto Receivables—0.1%
18,000,000		Yamaha Motor Master Trust 2026 A1, Class A1, 4.430%, 4/15/2031	18,013,271
		Financial Institution - Finance Companies—0.0%
59,966		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037	20,143
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $18,058,878)	18,033,414
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
61		Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	63
6		Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	6
71,012		Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	73,510
7,632		Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	7,824
193		Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	198
77,335		Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	76,421
12		Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	13
732		Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	725
1,375		Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	1,363
1,490		Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	1,524
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 3,158	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	$ 3,273
	TOTAL	164,920
	Federal National Mortgage Association—0.0%
187	Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	197
877	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	904
1,458	Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	1,488
7,929	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	8,210
4,584	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	4,692
6	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	6
339	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	353
140	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	148
638	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	668
4,516	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	4,691
31,680	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	32,301
4,797	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	4,896
18,840	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	19,452
4,494	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	4,599
576	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	589
8,411	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	8,606
1,152	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	1,193
1,747	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	1,743
4,785	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	4,898
38,332	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	38,608
938	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	961
10,853	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	10,935
2,309	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	2,366
119,115	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	117,671
3,172	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	3,131
3,802	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	3,569
1,923	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	1,862
6,749	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	6,669
1,512	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	1,493
4,980	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	5,016
972	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	960
13,787	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	13,611
1,163	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	1,147
8,570	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	8,261
74	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	74
12,221	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	11,807
6,023	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	5,645
626	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	621
5,578	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	5,177
3,668	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	3,341
8,220	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	7,669
7,757	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	7,215
66,031	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	66,508
157,809	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	155,853
4,209	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	4,155
91,308	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	90,258
2,376	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	2,345
2,800	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	2,701
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 11,113	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	$ 10,407
	TOTAL	689,670
	Government National Mortgage Association—0.0%
219	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	228
266	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	275
529	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	551
792	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	798
802	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	835
399	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	413
91	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	93
70	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	73
1,828	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	1,903
1,087	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	1,131
1,233	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	1,283
8,357	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	8,483
5,722	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	5,808
1,819	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	1,847
8,705	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	8,843
10,125	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	10,287
10,938	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	11,008
4,043	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	4,069
4,869	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	4,954
9,466	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	9,531
62	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	61
131	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	132
12,192	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	12,694
178	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	180
3	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	3
66	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	67
576	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	581
922	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	959
35	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	37
435	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	439
4,621	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	4,782
9,954	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	10,277
7,158	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	7,111
832	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	861
134,303	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	137,851
22,590	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	23,145
31,131	Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	31,915
3,876	Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	3,974
362	Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	364
4,168	Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	4,269
4,657	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	4,370
1,344	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	1,286
	TOTAL	317,771
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,192,504)	1,172,361
	MUNICIPAL BOND—0.0%
	Other—0.0%
390,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $405,744)	395,439
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts			Value
	[3]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
$ 693		Federal National Mortgage Association ARM, 5.500%, 1/1/2033	$ 708
		Government National Mortgage Association—0.0%
296		Government National Mortgage Association ARM, 5.625%, 5/20/2028	297
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,020)	1,005
		PURCHASED PUT OPTION—0.0%
37,450,000		Bank of America USD PUT/JPY CALL, Exercise Price $159.31, Notional Amount $5,966,159,500, Expiration Date 6/2/2026 (IDENTIFIED COST $183,130)	30,484
		EXCHANGE-TRADED FUND—0.3%
2,065,689		Federated Hermes Short Duration Corporate ETF (IDENTIFIED COST $50,092,958)	49,989,674
		INVESTMENT COMPANIES—37.1%
4,868,457		Bank Loan Core Fund	40,943,723
43,043,974		Emerging Markets Core Fund	392,130,605
186,908,202		Federated Hermes Government Obligations Fund, Premier Shares, 3.54%[4]	186,908,202
76,415,820		High Yield Bond Core Fund	433,277,702
376,159,707		Mortgage Core Fund	3,155,979,944
159,508,585		Project and Trade Finance Core Fund	1,427,601,830
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,481,529,986)	5,636,842,006
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $15,240,514,114)[5]	15,166,249,516
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	8,232,259
		NET ASSETS—100%	$15,174,481,775
At May 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	13,751	$2,840,440,938	September 2026	$2,346,911
United States Treasury Notes 5-Year Long Futures	2,117	$226,965,556	September 2026	$483,059
United States Treasury Notes 10-Year Long Futures	1,211	$133,001,859	September 2026	$427,336
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	1,441	$161,504,578	September 2026	$(641,542)
United States Treasury Ultra Bond Short Futures	170	$19,449,063	September 2026	$(116,972)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,498,792
At May 31, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/17/2026	BNP Paribas	8,597,341	PEN	$2,518,865	$(2,236)
7/13/2026	State Street Bank & Trust Co.	21,190,000	AUD	11,583,766 CHF	$131,747
7/13/2026	BNP Paribas	38,700,000	BRL	$7,531,373	$64,968
7/13/2026	Wells Fargo Bank N.A.	6,850,000,000	CLP	$7,554,619	$143,780
7/13/2026	Bank of America, N.A.	13,744,634,400	CLP	$15,030,000	$416,962
7/13/2026	Barclays Bank PLC	13,700,000,000	CLP	$15,423,065	$(26,265)
7/13/2026	Bank of America, N.A.	6,684,381,000	CLP	$7,530,000	$(17,732)
7/13/2026	Standard Chartered Bank	262,488,631	MXN	$15,060,000	$27,995
7/13/2026	Bank of America, N.A.	133,201,935	MXN	$7,530,000	$126,523
Semi-Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
7/13/2026	Goldman Sachs Bank USA	249,241,901	ZAR	$15,060,000	$259,413
7/13/2026	Bank of America, N.A.	122,882,070	ZAR	$7,530,000	$22,828
8/19/2026	Standard Chartered Bank	764,100,000	EGP	$15,227,182	$(967,408)
8/19/2026	Morgan Stanley & Co.	413,417,995	EGP	$7,613,591	$101,691
Contracts Sold:
6/17/2026	Wells Fargo Bank N.A.	1,379,940,340	COP	$368,153	$(4,661)
6/17/2026	Morgan Stanley & Co.	312,261,838	COP	$82,648	$(1,715)
6/17/2026	Goldman Sachs Bank USA	3,902,048,751	COP	$1,042,119	$(12,083)
6/17/2026	Standard Chartered Bank	8,597,340	PEN	$2,498,210	$(18,419)
7/13/2026	State Street Bank & Trust Co.	11,583,766	CHF	21,190,000 AUD	$180,304
7/13/2026	Bank of America, N.A.	6,669,562,500	CLP	$7,479,436	$(16,178)
7/13/2026	Barclays Bank PLC	13,759,452,900	CLP	$15,489,123	$25,507
7/13/2026	State Street Bank & Trust Co.	131,640,232	MXN	$7,530,000	$(36,755)
7/13/2026	Barclays Bank PLC	123,814,962	ZAR	$7,530,000	$(80,167)
8/4/2026	UBS AG	11,941,174	BRL	$2,342,023	$9,990
8/4/2026	UBS AG	12,000,000	BRL	$2,352,686	$9,164
9/16/2026	Goldman Sachs Bank USA	304,961,484	COP	$81,217	$652
9/16/2026	Goldman Sachs Bank USA	654,529,943	COP	$175,438	$2,524
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$340,429
At May 31, 2026, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2026[7]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Barclays Bank PLC	CDX Index EM Series 45	Buy	1.000%	06/20/2031	1.50%	$100,000,000	$2,239,960	$4,098,928	$(1,858,968)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities–Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2026, were as follows:
Affiliates	Value as of 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2026	Shares Held as of 5/31/2026**	Dividend Income
Bank Loan Core Fund	$2,898,455	$152,772,248	$(111,795,000)	$(580,921)	$(2,351,059)	$40,943,723	4,868,457	$3,702,349
Emerging Markets Core Fund	$382,087,880	$16,270,780	$(7,599,999)	$1,364,165	$7,779	$392,130,605	43,043,974	$16,263,045
Federated Hermes Government Obligations Fund, Premier Shares*	$204,646,411	$3,627,565,289	$(3,645,303,498)	$—	$—	$186,908,202	186,908,202	$3,665,819
Federated Hermes Short Dura- tion Corporate ETF	$50,497,627	$—	$—	$(507,953)	$—	$49,989,674	2,065,689	$1,043,999
High Yield Bond Core Fund	$430,922,917	$6,100,000	$—	$(3,745,215)	$—	$433,277,702	76,415,820	$13,496,160
Mortgage Core Fund	$3,201,119,109	$—	$—	$(45,139,165)	$—	$3,155,979,944	376,159,707	$79,268,799
Project and Trade Finance Core Fund	$1,076,828,442	$348,522,007	$—	$2,251,381	$—	$1,427,601,830	159,508,585	$42,380,070
TOTAL OF AFFILIATED TRANSACTIONS	$5,349,000,841	$4,151,230,324	$(3,764,698,497)	$(46,357,708)	$(2,343,280)	$5,686,831,680	848,970,434	$159,820,241

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**
At May 31, 2026, the Fund owned a majority of the outstanding shares of beneficial interest of each of Federated Hermes Short Duration Corporate ETF,
Mortgage Core Fund, Emerging Markets Core Fund and Project and Trade Finance Core Fund.

Semi-Annual Financial Statements and Additional Information

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees and do not indicate an index and spread in their description above.

4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$4,399,731,295	$—	$4,399,731,295
Corporate Bonds	—	4,032,787,759	—	4,032,787,759
Collateralized Mortgage Obligations	—	851,532,894	—	851,532,894
Foreign Governments/Agencies	—	88,113,838	—	88,113,838
Commercial Mortgage-Backed Securities	—	87,619,347	—	87,619,347
Asset-Backed Securities	—	18,033,414	—	18,033,414
Mortgage-Backed Securities	—	1,172,361	—	1,172,361
Municipal Bond	—	395,439	—	395,439
Adjustable Rate Mortgages	—	1,005	—	1,005
Purchased Put Option	—	30,484	—	30,484
Exchange-Traded Fund	49,989,674	—	—	49,989,674
Investment Companies	4,209,240,176	—	—	4,209,240,176
Other Investments[1]	—	—	—	1,427,601,830
TOTAL SECURITIES	$4,259,229,850	$9,479,417,836	$—	$15,166,249,516
Other Financial Instruments:
Assets
Futures Contracts	$3,257,306	$—	$—	$3,257,306
Foreign Exchange Contracts	—	1,524,048	—	1,524,048
Swap Contracts	—	2,239,960	—	2,239,960
Liabilities
Futures Contracts	(758,514)	—	—	(758,514)
Foreign Exchange Contracts	—	(1,183,619)	—	(1,183,619)
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,498,792	$2,580,389	$—	$5,079,181

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $1,427,601,830 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

Semi-Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
ARS	—Argentine Peso
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CHF	—Swiss Franc
CLP	—Chilean Peso
COP	—Colombian Peso
DOP	—Dominican Republic Peso
EGP	—Egyptian Pound
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NGN	—Nigerian Naira
PEN	—Peruvian Nuevo Sol
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.64	$9.53	$9.28	$9.57	$11.28	$11.73
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.38	0.36	0.32	0.25	0.26
Net realized and unrealized gain (loss)	(0.19)	0.11	0.25	(0.29)	(1.61)	(0.23)
Total From Investment Operations	0.00	0.49	0.61	0.03	(1.36)	0.03
Less Distributions:
Distributions from net investment income	(0.19)	(0.38)	(0.36)	(0.32)	(0.24)	(0.26)
Distributions from net realized gain	—	—	—	—	(0.11)	(0.22)
Total Distributions	(0.19)	(0.38)	(0.36)	(0.32)	(0.35)	(0.48)
Net Asset Value, End of Period	$9.45	$9.64	$9.53	$9.28	$9.57	$11.28
Total Return[2]	(0.04)%	5.26%	6.64%	0.32%	(12.26)%	0.32%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]	0.93%	0.93%	0.92%	0.92%	0.92%
Net investment income	3.96%[4]	4.02%	3.80%	3.37%	2.40%	2.30%
Expense waiver/reimbursement[5]	0.02%[4]	0.04%	0.03%	0.05%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$198,290	$203,431	$196,166	$189,451	$159,323	$195,599
Portfolio turnover[6]	13%	45%	60%	72%	107%	68%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.64	$9.53	$9.27	$9.57	$11.28	$11.73
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.33	0.31	0.27	0.19	0.21
Net realized and unrealized gain (loss)	(0.20)	0.11	0.26	(0.30)	(1.60)	(0.23)
Total From Investment Operations	(0.03)	0.44	0.57	(0.03)	(1.41)	(0.02)
Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.31)	(0.27)	(0.19)	(0.21)
Distributions from net realized gain	—	—	—	—	(0.11)	(0.22)
Total Distributions	(0.16)	(0.33)	(0.31)	(0.27)	(0.30)	(0.43)
Net Asset Value, End of Period	$9.45	$9.64	$9.53	$9.27	$9.57	$11.28
Total Return[2]	(0.28)%	4.73%	6.22%	(0.29)%	(12.70)%	(0.17)%
Ratios to Average Net Assets:
Net expenses[3]	1.43%[4]	1.43%	1.43%	1.42%	1.42%	1.42%
Net investment income	3.47%[4]	3.52%	3.30%	2.87%	1.90%	1.80%
Expense waiver/reimbursement[5]	0.02%[4]	0.02%	0.02%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,961	$47,527	$47,443	$36,647	$28,179	$41,098
Portfolio turnover[6]	13%	45%	60%	72%	107%	68%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.64	$9.53	$9.27	$9.57	$11.28	$11.73
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.36	0.34	0.30	0.23	0.24
Net realized and unrealized gain (loss)	(0.19)	0.11	0.26	(0.30)	(1.61)	(0.23)
Total From Investment Operations	(0.01)	0.47	0.60	—	(1.38)	0.01
Less Distributions:
Distributions from net investment income	(0.18)	(0.36)	(0.34)	(0.30)	(0.22)	(0.24)
Distributions from net realized gain	—	—	—	—	(0.11)	(0.22)
Total Distributions	(0.18)	(0.36)	(0.34)	(0.30)	(0.33)	(0.46)
Net Asset Value, End of Period	$9.45	$9.64	$9.53	$9.27	$9.57	$11.28
Total Return[2]	(0.13)%	5.06%	6.56%	0.04%	(12.42)%	0.14%
Ratios to Average Net Assets:
Net expenses[3]	1.12%[4]	1.11%	1.11%	1.10%	1.11%	1.11%
Net investment income	3.78%[4]	3.83%	3.62%	3.18%	2.21%	2.11%
Expense waiver/reimbursement[5]	0.02%[4]	0.02%	0.02%	0.04%	0.06%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,789	$25,875	$25,269	$25,749	$27,461	$36,596
Portfolio turnover[6]	13%	45%	60%	72%	107%	68%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.64	$9.53	$9.28	$9.57	$11.29	$11.73
Income From Investment Operations:
Net investment income (loss)[1]	0.21	0.43	0.41	0.37	0.30	0.32
Net realized and unrealized gain (loss)	(0.19)	0.11	0.25	(0.29)	(1.61)	(0.21)
Total From Investment Operations	0.02	0.54	0.66	0.08	(1.31)	0.11
Less Distributions:
Distributions from net investment income	(0.21)	(0.43)	(0.41)	(0.37)	(0.30)	(0.33)
Distributions from net realized gain	—	—	—	—	(0.11)	(0.22)
Total Distributions	(0.21)	(0.43)	(0.41)	(0.37)	(0.41)	(0.55)
Net Asset Value, End of Period	$9.45	$9.64	$9.53	$9.28	$9.57	$11.29
Total Return[2]	0.24%	5.83%	7.23%	0.87%	(11.86)%	0.97%
Ratios to Average Net Assets:
Net expenses[3]	0.38%[4]	0.38%	0.38%	0.37%	0.37%	0.37%
Net investment income	4.51%[4]	4.57%	4.35%	3.92%	2.96%	2.85%
Expense waiver/reimbursement[5]	0.06%[4]	0.06%	0.06%	0.08%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,446,575	$11,544,971	$11,471,017	$9,664,425	$7,573,873	$8,145,281
Portfolio turnover[6]	13%	45%	60%	72%	107%	68%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.64	$9.53	$9.28	$9.57	$11.28	$11.73
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.40	0.38	0.34	0.27	0.29
Net realized and unrealized gain (loss)	(0.19)	0.11	0.25	(0.29)	(1.60)	(0.23)
Total From Investment Operations	0.01	0.51	0.63	0.05	(1.33)	0.06
Less Distributions:
Distributions from net investment income	(0.20)	(0.40)	(0.38)	(0.34)	(0.27)	(0.29)
Distributions from net realized gain	—	—	—	—	(0.11)	(0.22)
Total Distributions	(0.20)	(0.40)	(0.38)	(0.34)	(0.38)	(0.51)
Net Asset Value, End of Period	$9.45	$9.64	$9.53	$9.28	$9.57	$11.28
Total Return[2]	0.09%	5.52%	6.91%	0.57%	(12.04)%	0.57%
Ratios to Average Net Assets:
Net expenses[3]	0.68%[4]	0.68%	0.68%	0.67%	0.67%	0.67%
Net investment income	4.22%[4]	4.27%	4.05%	3.61%	2.64%	2.54%
Expense waiver/reimbursement[5]	0.25%[4]	0.26%	0.26%	0.27%	0.26%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$97,886	$107,136	$159,461	$176,461	$187,000	$270,435
Portfolio turnover[6]	13%	45%	60%	72%	107%	68%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.63	$9.53	$9.27	$9.56	$11.28	$11.73
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.43	0.41	0.37	0.30	0.32
Net realized and unrealized gain (loss)	(0.19)	0.10	0.26	(0.29)	(1.61)	(0.22)
Total From Investment Operations	0.03	0.53	0.67	0.08	(1.31)	0.10
Less Distributions:
Distributions from net investment income	(0.21)	(0.43)	(0.41)	(0.37)	(0.30)	(0.33)
Distributions from net realized gain	—	—	—	—	(0.11)	(0.22)
Total Distributions	(0.21)	(0.43)	(0.41)	(0.37)	(0.41)	(0.55)
Net Asset Value, End of Period	$9.45	$9.63	$9.53	$9.27	$9.56	$11.28
Total Return[2]	0.35%	5.73%	7.35%	0.88%	(11.86)%	0.89%
Ratios to Average Net Assets:
Net expenses[3]	0.37%[4]	0.37%	0.37%	0.36%	0.36%	0.36%
Net investment income	4.52%[4]	4.58%	4.36%	3.93%	2.97%	2.85%
Expense waiver/reimbursement[5]	0.02%[4]	0.02%	0.02%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,362,981	$3,367,194	$3,516,247	$2,924,352	$2,286,594	$2,512,951
Portfolio turnover[6]	13%	45%	60%	72%	107%	68%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $48,446,127 of securities loaned and $5,686,831,680 of investments in affiliated holdings* (identified cost $15,240,514,114, including $5,531,622,944 of identified cost in affiliated holdings)	$15,166,249,516
Cash	818,758
Due from broker (Note 2)	869,995
Income receivable	108,158,762
Income receivable from affiliated holdings	375,548
Swaps, at value (premium paid $4,098,928)	2,239,960
Receivable for investments sold	1,262,032
Receivable for shares sold	9,604,134
Unrealized appreciation on foreign exchange contracts	1,524,048
Receivable for variation margin on futures contracts	7
Total Assets	15,291,102,760
Liabilities:
Payable for investments purchased	28,045,764
Payable for shares redeemed	26,187,265
Unrealized depreciation on foreign exchange contracts	1,183,619
Foreign currency payable to bank (identified cost $7,920)	7,948
Payable for collateral due to broker for securities lending (Note 2)	49,582,828
Payable for periodic payments to swap contracts	202,778
Income distribution payable	9,560,907
Payable for investment adviser fee (Note 5)	345,935
Payable for administrative fee (Note 5)	96,014
Payable for distribution services fee (Note 5)	84,819
Payable for other service fees (Notes 2 and 5)	72,382
Accrued expenses (Note 5)	1,250,726
Total Liabilities	116,620,985
Net assets for 1,605,571,398 shares outstanding	$15,174,481,775
Net Assets Consist of:
Paid-in capital	$16,687,466,047
Total distributable earnings (loss)	(1,512,984,272)
Net Assets	$15,174,481,775
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($198,289,942 ÷ 20,979,399 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.45
Offering price per share (100/95.50 of $9.45)	$9.90
Redemption proceeds per share	$9.45
Class C Shares:
Net asset value per share ($44,961,060 ÷ 4,757,538 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.45
Offering price per share	$9.45
Redemption proceeds per share (99.00/100 of $9.45)	$9.36
Class R Shares:
Net asset value per share ($23,789,468 ÷ 2,517,424 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.45
Offering price per share	$9.45
Redemption proceeds per share	$9.45
Institutional Shares:
Net asset value per share ($11,446,574,542 ÷ 1,211,000,323 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.45
Offering price per share	$9.45
Redemption proceeds per share	$9.45
Service Shares:
Net asset value per share ($97,886,157 ÷ 10,357,727 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.45
Offering price per share	$9.45
Redemption proceeds per share	$9.45
Class R6 Shares:
Net asset value per share ($3,362,980,606 ÷ 355,958,987 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.45
Offering price per share	$9.45
Redemption proceeds per share	$9.45

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended May 31, 2026 (unaudited)

Investment Income:
Interest	$213,717,204
Dividends (including $158,203,872 received from affiliated holdings* and net of foreign taxes withheld of $108,093)	158,095,779
Net income on securities loaned (includes $1,616,369 earned from affiliated holdings related to cash collateral balances*) (Note 2)	639,054
TOTAL INCOME	372,452,037
Expenses:
Investment adviser fee (Note 5)	22,070,078
Administrative fee (Note 5)	5,885,232
Custodian fees	247,004
Transfer agent fees (Note 2)	3,675,700
Directors’/Trustees’ fees (Note 5)	39,154
Auditing fees	21,080
Legal fees	4,721
Portfolio accounting fees	164,644
Distribution services fee (Note 5)	611,152
Other service fees (Notes 2 and 5)	433,047
Share registration costs	185,459
Printing and postage	157,296
Miscellaneous (Note 5)	44,399
TOTAL EXPENSES	33,538,966
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,159,171)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(2,477,213)
TOTAL WAIVERS AND REIMBURSEMENTS	(3,636,384)
Net expenses	29,902,582
Net investment income	342,549,455
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments (including net realized loss of $(2,343,280) on sales of investments in affiliated holdings*)	(3,856,860)
Net realized gain on foreign currency transactions	301,326
Net realized gain on foreign exchange contracts	1,736,999
Net realized loss on futures contracts	(56,289,475)
Net realized gain on written options	72,406
Net realized loss on swap contracts	(622,961)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(46,357,708) on investments in affiliated holdings*)	(248,062,960)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(32,803)
Net change in unrealized appreciation of foreign exchange contracts	(27,054)
Net change in unrealized depreciation of futures contracts	7,414,832
Net change in unrealized depreciation of swap contracts	(1,428,298)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	(300,794,848)
Change in net assets resulting from operations	$41,754,607

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2026	Year Ended 11/30/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$342,549,455	$680,957,047
Net realized gain (loss)	(58,658,565)	(149,979,009)
Net change in unrealized appreciation/depreciation	(242,136,283)	300,884,214
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	41,754,607	831,862,252
Distributions to Shareholders:
Class A Shares	(3,933,183)	(7,777,930)
Class C Shares	(792,505)	(1,639,950)
Class R Shares	(458,307)	(946,883)
Institutional Shares	(257,212,358)	(507,779,047)
Service Shares	(2,099,112)	(5,698,642)
Class R6 Shares	(74,926,414)	(153,394,777)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(339,421,879)	(677,237,229)
Share Transactions:
Proceeds from sale of shares	1,919,435,278	4,289,999,256
Net asset value of shares issued to shareholders in payment of distributions declared	282,154,919	564,310,030
Cost of shares redeemed	(2,025,576,434)	(5,128,403,448)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	176,013,763	(274,094,162)
Change in net assets	(121,653,509)	(119,469,139)
Net Assets:
Beginning of period	15,296,135,284	15,415,604,423
End of period	$15,174,481,775	$15,296,135,284
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Hermes Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Equity securities and exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $3,636,384 is disclosed in various locations in this Note 2 and Note 5.
Semi-Annual Financial Statements and Additional Information

Transfer Agent Fees
For the six months ended May 31, 2026, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$76,586	$(7,903)
Class C Shares	14,687	—
Class R Shares	31,890	(469)
Institutional Shares	3,390,785	(2,351,312)
Service Shares	26,832	(16,911)
Class R6 Shares	134,920	—
TOTAL	$3,675,700	$(2,376,595)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares, and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended May 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$250,333
Class C Shares	57,773
Service Shares	124,941
TOTAL	$433,047
Federal Taxes
It is the Fund’s policy to continue to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to seek to increase return and to manage sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment or loss that may occur, as a result of a credit event payable
Semi-Annual Financial Statements and Additional Information

by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of swap buy protection contracts held by the Fund throughout the period was $100,000,000. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,471,550,043 and $358,831,989, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,785,867 and $1,315,477, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Financial Statements and Additional Information

Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNAs which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$48,446,127	$49,582,828
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase return. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments. At May 31, 2026, the Fund had no outstanding written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $4,355 and $9,336, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$2,498,792*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	1,524,048	Unrealized depreciation on foreign exchange contracts	1,183,619
Foreign exchange contracts	Purchased options, within Investment in securities, at value	30,484		—
Credit contracts	Swaps, at value	2,239,960		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$6,293,284		$1,183,619

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(56,289,475)	$—	$—	$—	$(56,289,475)
Foreign exchange contracts	—	—	1,736,999	(378,378)	72,406	1,431,027
Credit contracts	(622,961)	—	—	—	—	(622,961)
TOTAL	$(622,961)	$(56,289,475)	$1,736,999	$(378,378)	$72,406	$(55,481,409)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$—	$7,414,832	$—	$—	$7,414,832
Foreign exchange contracts	—	—	(27,054)	(152,646)	(179,700)
Credit contracts	(1,428,298)	—	—	—	(1,428,298)
TOTAL	$(1,428,298)	$7,414,832	$(27,054)	$(152,646)	$5,806,834

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Semi-Annual Financial Statements and Additional Information

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2026, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$1,524,048	$(110,952)	$—	$1,413,096
Swap Contracts	2,239,960	—	—	2,239,960
TOTAL	$3,764,008	$(110,952)	$—	$3,653,056

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$1,183,619	$(110,952)	$—	$1,072,667
The Fund has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivative counterparties to reduce the risk that the Fund will not fulfill its payment obligation to its counterparties. This triggering feature includes, but is not limited to, a percentage decrease in the Fund’s net asset and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s MNAs. The value of positions in a net liability position subject to credit risk contingent features is the “Net Amount” in the liability section per the preceding chart. If the feature were triggered at May 31, 2026, the Fund could be required to pay this amount in cash to its counterparties. The Fund did not pledge any collateral against this net liability position as of May 31, 2026.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,571,608	$34,107,512	8,360,528	$79,204,325
Shares issued to shareholders in payment of distributions declared	395,971	3,774,002	779,603	7,397,025
Shares redeemed	(4,096,197)	(39,076,560)	(8,612,167)	(81,500,920)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(128,618)	$(1,195,046)	527,964	$5,100,430
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	340,674	$3,260,948	1,015,602	$9,609,315
Shares issued to shareholders in payment of distributions declared	82,087	782,477	169,963	1,612,213
Shares redeemed	(597,249)	(5,702,899)	(1,231,483)	(11,660,660)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(174,488)	$(1,659,474)	(45,918)	$(439,132)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	323,248	$3,085,324	753,216	$7,116,944
Shares issued to shareholders in payment of distributions declared	47,814	455,697	99,471	943,485
Shares redeemed	(538,845)	(5,144,359)	(819,010)	(7,726,896)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(167,783)	$(1,603,338)	33,677	$333,533
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	150,692,256	$1,437,095,182	352,464,766	$3,337,707,771
Shares issued to shareholders in payment of distributions declared	24,042,149	229,144,184	47,972,447	455,125,729
Shares redeemed	(161,570,286)	(1,539,640,128)	(405,961,974)	(3,835,133,136)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	13,164,119	$126,599,238	(5,524,761)	$(42,299,636)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	777,542	$7,408,591	1,911,519	$18,071,684
Shares issued to shareholders in payment of distributions declared	212,949	2,029,708	585,821	5,552,162
Shares redeemed	(1,750,298)	(16,707,701)	(8,109,651)	(76,916,015)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(759,807)	$(7,269,402)	(5,612,311)	$(53,292,169)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	45,609,093	$434,477,721	88,715,864	$838,289,217
Shares issued to shareholders in payment of distributions declared	4,824,670	45,968,851	9,880,805	93,679,416
Shares redeemed	(43,999,005)	(419,304,787)	(118,109,496)	(1,115,465,821)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	6,434,758	$61,141,785	(19,512,827)	$(183,497,188)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	18,368,181	$176,013,763	(30,134,176)	$(274,094,162)
4. FEDERAL TAX INFORMATION
At May 31, 2026, the cost of investments for federal tax purposes was $15,240,514,114. The net unrealized depreciation of investments for federal tax purposes was $73,284,345. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $211,077,787 and unrealized depreciation from investments for those securities having an excess of cost over value of $284,362,132. The amounts presented are inclusive of derivative contracts.
As of November 30, 2025, the Fund had a capital loss carryforward of $1,265,694,778 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$506,776,593	$758,918,185	$1,265,694,778
At November 30, 2025, for federal income tax purposes, the Fund had $2,442,072 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2026, the Adviser voluntarily waived $1,014,446 of its fee and voluntarily reimbursed $2,376,595 of transfer agent fees.
Semi-Annual Financial Statements and Additional Information

The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2026, the Adviser reimbursed $144,725.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Class A Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$250,743	$—
Class C Shares	173,320	—
Class R Shares	61,317	—
Service Shares	125,772	(100,618)
TOTAL	$611,152	$(100,618)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended May 31, 2026, FSC retained $305,688 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2026, FSC retained $6,276 in sales charges from the sale of Class A Shares. FSC also retained $948 of CDSC relating to redemptions of Class A Shares and $3,082 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2026, FSSC received $6,054 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.49%, 1.12%, 0.38%, 0.68% and 0.37% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to
Semi-Annual Financial Statements and Additional Information

February 1, 2026, the Fee Limit for the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares was 0.92%, 1.48%, 1.11%, 0.37%, 0.67% and 0.36%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2026, were as follows:
Purchases	$1,404,842,963
Sales	$478,066,289
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2026, the Fund had no outstanding loans. During the six months ended May 31, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2026, there were no outstanding loans. During the six months ended May 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Semi-Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Total Return Bond Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
For the periods ended December 31, 2025, the Fund’s performance fell below the Performance Peer Group median for the one-year and three-year periods, and was above the Performance Peer Group median for the five-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Financial Statements and Additional Information

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Semi-Annual Financial Statements and Additional Information

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Total Return Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28555 (7/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Total Return Bond Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Total Return Bond Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Total Return Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Total Return Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Total Return Series, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 24, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 24, 2026